Note 36 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Explanation of significant changes in contract assets and contract liabilities [text block]
36.	Commitments and contingencies

a)	Significant events incurred after the reporting period are provided in Note 37.

b)	Significant unrecognized contract commitments are listed below:

i)	As of December 31, 2025 and 2024, the guaranteed notes secured for service project or warranty of NSGUARD amounted to $57,393 and $54,851, respectively.

ii)	As of December 31, 2025 and 2024, the letter of guarantee issued by the banks on behalf of certain subsidiaries of the request amounted to $6,538,670 and $10,688,154, respectively.